EQUITY	6 Months Ended
Jul. 02, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY
EQUITY
Share Capital
As at 2 July 2021, the Company had issued and fully paid 455,853,051 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital. The share capital increased during the six months ended 2 July 2021 from the issue of 1,207,541 Shares, following the exercise of share-based payment awards.
Dividends
No dividends were declared or paid in the first six months of both 2021 and 2020.
Non-controlling interests
As part of the Acquisition, non-controlling interests (NCI) of €220 million have been recognised at fair value at the acquisition date with respect to PT Coca-Cola Bottling Indonesia, Paradise Beverages (Fiji) Group and Samoa Breweries Limited, of which €216 million relates to TCCC’s 29.4% ownership interest in PT Coca-Cola Bottling Indonesia. The Group will record changes in NCI based upon post-Acquisition results for the year and movements in reserves.
As at 2 July 2021, Paradise Beverages (Fiji) Group and Samoa Breweries Limited have numerous investors as non-controlling interest shareholders owning 9.9% and 6.1%, respectively. TCCC’s 29.4% ownership interest in PT Coca-Cola Bottling Indonesia remains unchanged.